GUARANTEE LIABILITIES	12 Months Ended
Dec. 31, 2024
GUARANTEE LIABILITIES.
GUARANTEE LIABILITIES

10.GUARANTEE LIABILITIES

The movement of guarantee liabilities during 2023 and 2024 is as follows:

Guarantee liabilities-stand ready

RMB
As of January 1, 2023	4,120,346
Provision at the inception of new loans	4,926,567
Released into revenue	(5,097,312)
As of December 31, 2023	3,949,601

As of January 1, 2024	3,949,601
Provision at the inception of new loans	2,350,319
Released into revenue	(3,916,718)
As of December 31, 2024	2,383,202

10.GUARANTEE LIABILITIES – continued

Guarantee liabilities-contingent

RMB
As of January 1, 2023	3,418,391
Provision for contingent liabilities	3,053,810
Net payout (1)	(3,264,937)
As of December 31, 2023	3,207,264

As of January 1, 2024	3,207,264
Provision for contingent liabilities	478,404
Net payout (1)	(1,865,318)
As of December 31, 2024	1,820,350
(1)	Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.

The following table summarizes the aging of the Group’s contractual amounts of the outstanding loans subject to guarantee:

		31-60	61-90	Over 90
	0-30 days	days	days	days
	past	past	past	past
	due	due	due	due	Current	Total loans
December 31, 2023 (RMB):	468,704	231,464	19,366	—	40,423,833	41,143,367
December 31, 2024 (RMB):	200,765	96,403	10,661	—	24,515,488	24,823,317

As of December 31, 2023 and 2024, the contractual amounts of the outstanding loans subject to guarantee by the Group is estimated to be RMB41,143,367 and RMB24,823,317, respectively. The approximate term of guarantee compensation service ranged from 1 month to 36 months as of December 31, 2023 and 2024, respectively. As of December 31, 2023 and 2024, the contractual amounts of the outstanding loans (excluding loans that are written off) that have been compensated by the Group and therefore no longer subject to guarantee were estimated to be RMB3,981,711 and RMB2,509,177, respectively.